Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,545,000
Previously Paid Amount	0.00
Total Fee Amount	765.76
Total Offset Amount	0.00
Net Fee	765.76
Narrative - Max Aggregate Offering Price	$ 5,545,000
Final Prospectus	true